Document and Entity Information	Aug. 21, 2019
Cover [Abstract]
Entity Registrant Name	PERKINELMER INC
Amendment Flag	false
Entity Central Index Key	0000031791
Document Type	8-K
Document Period End Date	Aug. 21, 2019
Entity Incorporation State Country Code	MA
Entity File Number	001-05075
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	940 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	663-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	PKI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false